INCOME TAX - Net position of deferred tax (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets / (liabilities)
Deferred tax assets	$ 12,960,099	$ 37,997,568
Deferred tax liability	(1,614,907)	(565,339)
Deferred tax assets	12,960,099	37,997,568
Deferred tax liability	(1,614,907)	(565,339)
Total Net Assets by deferred Tax	11,345,192	37,432,229	$ 19,248,779
Later than one year [member]
Deferred tax assets / (liabilities)
Deferred tax assets	10,756,236	32,350,601
Deferred tax assets	10,756,236	31,134,571
Deferred tax liability	(2,243,528)	(2,522,912)
Up to 1 year [member]
Deferred tax assets / (liabilities)
Deferred tax assets	2,203,863	5,646,967
Deferred tax liability	(1,614,907)	(565,339)
Deferred tax assets	2,203,863	6,862,997
Deferred tax liability	$ 628,621	$ 1,957,573